LOANS FROM RELATED PARTIES (Details Narrative) - USD ($)						6 Months Ended		12 Months Ended
	Aug. 18, 2022	Jun. 29, 2022	Jun. 16, 2022	Mar. 18, 2022	Dec. 10, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2024	Mar. 18, 2024	Mar. 01, 2024
Related Party Transaction [Line Items]
Proceeds from issuance of common stock						$ 568,270	$ 5,000,000	$ 6,200,000	$ 2,000,000
Repayment of related party debt							89,200	89,200	25,070
Proceeds from related party						187,500			75,000
Ronin Equity Partners [Member]
Related Party Transaction [Line Items]
Borrow amount												$ 37,500
Cohen Enterprises Inc [Member]
Related Party Transaction [Line Items]
Borrow amount										$ 100,000	$ 50,000
Cohen Enterprises [Member]
Related Party Transaction [Line Items]
Related party advances received		$ 25,000
Cohen Enterprises Inc [Member]
Related Party Transaction [Line Items]
Issuance of shares			8,000,000
Equity ownership interest			80.00%
Proceeds from issuance of common stock			$ 90,000
Repayment of related party debt	$ 25,000								89,200
Proceeds from related party						$ 0		0
Imputed interest percentage						8.00%
Related party transaction purchases						$ 8,232
Zip Doctor Inc [Member]
Related Party Transaction [Line Items]
Related party advances received					$ 25,000
Cohen Enterprises Inc [Member]
Related Party Transaction [Line Items]
Issuance of shares			8,000,000
Proceeds from issuance of common stock			$ 90,000
Repayment of related party debt	$ 25,000								89,200
Proceeds from related party								$ 0	89,200
Imputed interest percentage								8.00%
Related party transaction purchases								$ 8,232
Zip Doctor Inc [Member]
Related Party Transaction [Line Items]
Related party advances received					70
Repayment of related party debt								$ 0	$ 70
Imputed interest percentage								8.00%
Stock Purchase Agreement [Member]
Related Party Transaction [Line Items]
Related party advances received				$ 50,000	$ 39,200	$ 89,200		$ 89,200
Repayment of related party debt			$ 89,200